SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Origination and servicing expense, Sales and marketing expenses, Government grant and Value added taxes (VAT) (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Product Information
Cash reward	¥ 12,000	¥ 9,500
Advertising and marketing related expenses	1,031,406	706,679
Government grants received	¥ 194,439	¥ 5,067
Consolidated Trusts
Product Information
VAT rate (as a percent)	3.00%
Other Entities
Product Information
VAT rate (as a percent)	6.00%